Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Golden Eagle CPAs LLC
Auditor Firm ID	7154
Auditor Location	Bedminster, New Jersey
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Agroz Inc. (the “Company”) and its subsidiary (collectively, the “Group”) as of December 31, 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in shareholders’ equity, and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards (IFRS Accounting Standards) as issued by the International Accounting Standards Board (IASB).